Consolidated Statements of Changes in Shareholders’ Equity	Ordinary Shares USD ($) shares	Ordinary Shares HKD ($) shares	Shares subscription receivable USD ($)	Shares subscription receivable HKD ($)	Additional paid-in capital USD ($)	Additional paid-in capital HKD ($)	Retained earnings USD ($)	Retained earnings HKD ($)	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income HKD ($)	USD ($) shares	HKD ($) shares
Balance at Mar. 31, 2023		$ 78,498		$ (78,498)		$ 9,000		$ 24,770,384		$ 12,562		$ 24,791,946
Balance (in Shares) at Mar. 31, 2023 | shares	19,200,000	19,200,000
Net Income (Loss)								5,262,779				5,262,779
Cumulative- effect of adoption								315,328				315,328
Dividend payments								(7,830,000)				(7,830,000)
Foreign currency translation										(13,634)		(13,634)
Balance at Mar. 31, 2024		$ 78,498		(78,498)		9,000		22,518,491		(1,072)		22,526,419
Balance (in Shares) at Mar. 31, 2024 | shares	19,200,000	19,200,000
Net Income (Loss)								6,248,511				6,248,511
Dividend payments								(4,680,000)				(4,680,000)
Foreign currency translation										(1,302)		(1,302)
Balance at Mar. 31, 2025		$ 78,498		(78,498)		9,000		24,087,002		(2,374)		$ 24,093,628
Balance (in Shares) at Mar. 31, 2025 | shares	19,200,000	19,200,000									19,200,000	19,200,000
Net Income (Loss)								2,418,296			$ 308,456	$ 2,418,296
Dividend payments								(9,196,200)				(9,196,200)
Foreign currency translation										2,374		2,374
Balance at Mar. 31, 2026	$ 10,000	$ 78,498	$ (10,000)	$ (78,498)	$ 1,148	$ 9,000	$ 2,207,793	$ 17,309,098			$ 2,208,941	$ 17,318,098
Balance (in Shares) at Mar. 31, 2026 | shares	19,200,000	19,200,000									19,200,000	19,200,000